CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, accumulated depreciation	$ 88,205	$ 69,299
Note payable to a related party, discount	$ 0	$ 73,885
Preferred stock, no par value
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	32,099,840	28,555,400
Common stock, shares outstanding	32,067,668	28,523,228
Treasury stock at cost, shares	32,172	32,172